Asset management income (Tables)	12 Months Ended
Dec. 31, 2020
Asset management income
Schedule of asset management income

	2020	2019	2018
	$’000	$’000	$’000
Management fee income	8,706	15,160	10,936
Performance fee income	6,400	-	755
Total asset management income	15,106	15,160	11,691

Schedule of reconciliation of revenue on elimination of intra group income on consolidated basis

	Consolidated total	Elimination of third-party interests	Burford only
For the period ended December 31, 2020	$’000	$’000	$’000
Management fee income	8,706	2,748	11,454
Performance fee income	6,400	-	6,400
Income from BOF-C	-	6,630	6,630
Total asset management income	15,106	9,378	24,484

	Consolidated total	Elimination of third-party interests	Burford only
For the period ended December 31, 2019	$’000	$’000	$’000
Management fee income	15,160	3,239	18,399
Performance fee income	-	594	594
Income from BOF-C	-	7,137	7,137
Total asset management income	15,160	10,970	26,130

	Consolidated total	Elimination of third-party interests	Burford only
For the period ended December 31, 2018	$’000	$’000	$’000
Management fee income	10,936	3,060	13,996
Performance fee income	755	1,048	1,803
Income from BOF-C	-	-	-
Total asset management income	11,691	4,108	15,799